UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2008.

Check here if Amendment [ ]: Amendment Number:
This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        KOM Capital Management, LLC
             Knoll Capital Management, L.P.
Address:     666 Fifth Avenue
             37[th] Floor
             New York, New York 10103

Form 13F File Numbers:

1) KOM Capital Management, LLC: 028-11425
2) Knoll Capital Management, L.P.: 028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Fred Knoll
Title: President
Phone: (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Fred Knoll, New York, New York, May 13, 2008.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:         Name:

28-11424                      Knoll Capital Management, L.P.
-------------------------------------------------------------